Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments Accounted For Using Equity Method [Abstract]
At beginning of the year	¥ 378	¥ 292
Additions	99	89
Business combination	3	1	¥ 290
Share of profit/(loss)	(1)	4	11
Disposal	(50)		(12)
Step acquisition accounted for as business combination under common control	(184)
Step acquisition	(14)
Impairment provision	(2)	(2)
Currency translation differences	7	(6)	3
At end of the year	¥ 236	¥ 378	¥ 292